Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 04, 2020
Warrants (Details) [Line Items]
Warrants outstanding (in Shares)	9,929,139
Exercise price	$ 11.50
Strike price	11.50
Fair value of traded warrants	$ 6.65	$ 8.11
Tradeable Warrants [Member]
Warrants (Details) [Line Items]
Illiquidity discount, percentage	5.00%
Non Tradeable Warrants [Member]
Warrants (Details) [Line Items]
Illiquidity discount, percentage	5.00%